Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Financial Instruments [Abstract]
Fair And Notional Values Of Derivative Financial Instruments

Fair and Notional Values of Derivative Fianncial Instruments (1) (dollars in millions)

	December 31, 2015			December 31, 2014
	Notional	Asset	Liability	Notional	Asset	Liability
Qualifying Hedges	Amount	Fair Value	Fair Value	Amount	Fair Value	Fair Value
Foreign currency forward contracts – net investment hedges	$787.6	$45.5	$(0.3)	$1,193.1	$74.7	$–
Total Qualifying Hedges	787.6	45.5	(0.3)	1,193.1	74.7	–
Non-Qualifying Hedges
Interest rate swaps(2)	4,645.7	45.1	(38.9)	1,902.0	15.6	(23.6)
Written options	3,346.1	0.1	(2.5)	2,711.5	–	(2.7)
Purchased options	2,342.5	2.2	(0.1)	948.4	0.8	–
Foreign currency forward contracts	1,624.2	47.8	(6.6)	2,028.8	77.2	(12.0)
Total Return Swap (TRS)	1,152.8	–	(54.9)	1,091.9	–	(24.5)
Equity Warrants	1.0	0.3	–	1.0	0.1	–
Interest Rate Lock Commitments	9.9	0.1	–	–	–	–
Credit derivatives	37.6	–	(0.3)	–	–	–
Total Non-qualifying Hedges	13,159.8	95.6	(103.3)	8,683.6	93.7	(62.8)
Total Hedges	$13,947.4	$141.1	$(103.6)	$9,876.7	$168.4	$(62.8)

(1)Presented on a gross basis.

(2)Fair value balances include accrued interest.

Offsetting Of Derivative Assets And Liabilities

Offsetting of Derivative Assets and Liabilities (dollars in millions)

				Gross Amounts not offset in the Consolidated Balance Sheet
	Gross Amount of Recognized Assets (Liabilities)	Gross Amount Offset in the Consolidated Balance Sheet	Net Amount Presented in the Consolidated Balance Sheet	Derivative Financial Instruments(1)	Cash Collateral Pledged/ (Received)(1)(2)	Net Amount
December 31, 2015
Derivative assets	$141.1	$–	$141.1	$(9.7)	$(82.7)	$48.7
Derivative liabilities	(103.6)	–	(103.6)	9.7	31.8	(62.1)

December 31, 2014
Derivative assets	$168.4	$–	$168.4	$(13.6)	$(137.3)	$17.5
Derivative liabilities	(62.8)	–	(62.8)	13.6	8.7	(40.5)

(1)The Company’s derivative transactions are governed by ISDA agreements that allow for net settlements of certain payments as well as offsetting of all contracts (“Derivative Financial Instruments”) with a given counterparty in the event of bankruptcy or default of one of the two parties to the transaction.  We believe our ISDA agreements meet the definition of a master netting arrangement or similar agreement for purposes of the above disclosure.  In conjunction with the ISDA agreements, the Company has entered into collateral arrangements with its counterparties which provide for the exchange of cash depending on  change in the market valuation of the derivative contracts outstanding.  Such collateral is available to be applied in settlement of the net balances upon an event of default of one of the counterparties.

(2)Collateral pledged or received is included in Other assets or Other liabilities, respectively.

Derivative Instrument Gains And Losses

income.

Derivative Instrument Gains and Losses (dollars in millions)

		Years Ended December 31,
Derivative Instruments	Gain / (Loss) Recognized	2015	2014	2013
Qualifying Hedges
Foreign currency forward contracts – cash flow hedges	Other income	$–	$–	$0.7
Total Qualifying Hedges		–	–	0.7
Non Qualifying Hedges
Cross currency swaps	Other income	–	4.1	11.5
Interest rate swaps	Other income	3.6	7.2	19.1
Interest rate options	Other income	1.6	(2.4)	–
Foreign currency forward contracts	Other income	116.5	118.1	(12.1)
Equity warrants	Other income	0.2	(0.7)	0.8
TRS	Other income	(30.4)	(14.8)	(3.9)
Total Non-qualifying Hedges		91.5	111.5	15.4
Total derivatives-income statement impact		$91.5	$111.5	$16.1

Changes In AOCI Relating To Derivatives

Changes in AOCI Relating to Derivatives (dollars in millions)

Contract Type	Derivatives - effective portion reclassified from AOCI to income	Hedge ineffectiveness recorded directly in income	Total income statement impact	Derivatives - effective portion recorded in OCI	Total change in OCI for period
Year Ended December 31, 2015
Foreign currency forward contracts - net investment hedges	$33.8	$–	$33.8	$128.4	$94.6
Total	$33.8	$–	$33.8	$128.4	$94.6
Year Ended December 31, 2014
Foreign currency forward contracts - cash flow hedges	$–	$–	$–	$0.2	$0.2
Foreign currency forward contracts - net investment hedges	(18.1)	–	(18.1)	111.1	129.2
Cross currency swaps - net investment hedges	–	–	–	1.1	1.1
Total	$(18.1)	$–	$(18.1)	$112.4	$130.5
Year Ended December 31, 2013
Foreign currency forward contracts - cash flow hedges	$0.7	$–	$0.7	$0.6	$(0.1)
Foreign currency forward contracts - net investment hedges	(7.7)	–	(7.7)	5.8	13.5
Cross currency swaps - net investment hedges	(0.1)	–	(0.1)	10.0	10.1
Total	$(7.1)	$–	$(7.1)	$16.4	$23.5